General Information	12 Months Ended
Dec. 31, 2022
Disclosure of general information about financial statements [Abstract]
Disclosure of general information about financial statements [text block]

Note	1 General Information

A)	Company information

Compañía Cervecerías Unidas S.A. (hereinafter also “CCU”, “the Company” or “the Parent Company”) was incorporated in Chile as an open stock company, and is registered in the Securities Registry of the Comisión para el Mercado Financiero (CMF) under Nº 0007, and consequently, the Company is overseen by the CMF. The Company’s shares are traded in Chile on the Santiago Stock Exchange and Electronic Stock Exchange. The Company is also registered with the United States of America Securities and Exchange Commission (SEC) and its American Depositary Shares (ADS)’s are traded in the New York Stock Exchange (NYSE). There was an a mendment to the Deposit Agreement dated December 3, 2012, between the Company, JP Morgan Chase Bank, NA and all holders of ADRs, whereby there was a change in the ADS ratio from 5 common shares for each ADS to 2 common shares for each AgDS, effective as of December 20, 2012.

Compañía Cervecerías Unidas S.A. is a diversified beverage company, with operations mainly in Chile, Argentina, Uruguay, Paraguay, Colombia and Bolivia. CCU is the largest Chilean brewer, the second largest brewer in Argentina, the second largest producer of soft drinks in Chile, the second largest producer of wines in Chile, the largest producer of bottled water, nectars, sports drinks and iced tea in Chile and one of the largest producers of pisco in Chile. It also participates in the Home and Office Delivery ("HOD") business, a home delivery business of purified water in bottles through the use of dispensers; in the rum industry, other liquors, recently in ciders in Chile. It participates in the cider, liquor and wine industry in Argentina. It also participates in the mineral water, soft drinks, water, nectars and beer distribution industry in Argentina, Uruguay, Paraguay, Colombia and Bolivia.

Compañía Cervecerías Unidas S.A. is under the control of Inversiones y Rentas S.A. (IRSA), which is the direct and indirect owner of 65.87% of the Company’s shares. IRSA is currently a joint venture between Quiñenco S.A. and Heineken Chile
SpA
, a company controlled by Heineken
International
B.V., each with a 50% equity participation.

The Company’s address and main office is located in Santiago, Chile, at Avenida Vitacura Nº 2670, Las Condes district and its tax identification number (Rut) is 90,413,000-1.

As of
December 31, 2022,
the Company had a total
9,354
employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	10	14
Managers and Deputy Managers	88	452
Other workers	306	8,888
Total	404	9,354

The Consolidated Financial Statements include: Statement of Financial Position, Statement of Income, Statement of Comprehensive Income, Statement of Changes in Equity, Statement of Cash Flows (direct method), and the Accompanying Notes with disclosures.

In the accompanying Statement of Financial Position, assets and liabilities that are classified as current, are those with maturities equal to or less than twelve months, and those classified as non-current, are those with maturities greater than twelve months. In turn, in the Consolidated Statement of Income, expenses are classified by function, and the nature of depreciation and personnel expenses is identified in footnotes. The Consolidated Statement of Cash Flows is presented using the direct method.

The figures of the Consolidated Statement of Financial Position and respective explanatory notes are presented compared with the balances as of December 31, 2021 and the Consolidated Statement of Changes in Shareholders' Equity, Consolidated Statement of Income by Function, Consolidated Statement of Comprehensive Income, Consolidated Statement of Cash Flows and respective explanatory notes are presented compared with balances as of December 31, 2021 and 2020.

These Consolidated Financial Statements are presented in thousands of Chilean pesos (ThCh$) and have been prepared from the accounting records of Compañía Cervecerías Unidas S.A. and its subsidiaries. All amounts have been rounded to thousand Chilean pesos, except when otherwise indicated.

The Company’s functional currency and presentation currency is the Chilean peso, except for some subsidiaries in Chile, United States, Argentine, Uruguay, Paraguay, Bolivia and United Kingdom that use the US Dollar, Argentine peso, Uruguayan Peso, Paraguayan guaraní, Bolivian and Sterling Pound, respectively. The functional currency of joint operations in Chile and Colombia and associates in Argentine and Perú, are the Chilean peso and Colombian peso, Argentine peso and the Sol, respectively. However they use the Chilean peso as the presentation currency for consolidation purposes.

Subsidiaries whose functional currencies are not the Chilean peso and are not a currency from a country which economy has been classified as hyperinflationary, have converted their financial statement from their functional currency to the Group’s presentation currency, which is the Chilean peso. The following exchange rates have been used: for the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity, net at the year-end exchange rate, and for the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income and the Consolidated Statement of Cash Flows at the transaction date exchange rate or at the average monthly exchange rate, as appropriate. For consolidation purposes, the assets and liabilities of subsidiaries whose functional currency is different from the Chilean peso, are translated into Chilean pesos using the exchange rates prevailing at the date of the Consolidated Financial Statements while the Gains (losses) on exchange differences caused by the conversion of assets and liabilities are recorded in the Conversion Reserves account under Other equity reserves. Income, costs and expenses are translated at the average monthly exchange rate for the respective periods. These exchange rates have not undergone significant fluctuations during the year, with the exception of subsidiaries in hyperinflationary economies. (See
Note 2 –Summary of significant accounting policies, (2.4)
).

B)	Brands and licensing

In Chile, its portfolio of brands in the beer category consists of its own CCU brands, international licensing brands, and distribution of Craft brands. CCU’s own brands correspond to national products produced, marketed, and distributed by Cervecera CCU Chile Ltda. which include the following brands among others; Cristal, Escudo, Royal Guard, Morenita, Dorada, Andes, Bavaria, and Stones in its Lemon, Maracuyá and Red Citrus varieties. The international licensing brands are mostly produced while others are imported. All are marketed and distributed by Cervecera CCU including among others, Heineken, Sol, Coors, Blue Moon, Birra Moretti and Edelweiss brands. The Craft brands of beers (Austral, Polar Imperial, Patagonia, Kunstmann, Szot, Guayacán, D´olbek, Mahina and Volcanes del Sur) are created and mostly produced in their original breweries and in partnership with Cervecera CCU marketed and distributed by the Company.

In the Chile operating segment, in the non-alcoholic beverage’s category, CCU has the Bilz, Pap, Kem, Kem Xtreme, Nobis, Pop, Cachantun, Mas, Mas Woman and Porvenir brands. In the HOD category, CCU has the Manantial brand. The Company, directly or through its subsidiaries, has licensing agreements with Pepsi, 7up, Mirinda, Gatorade, Adrenaline Red, Lipton Ice Tea, Crush, Canada Dry Limón Soda, Canada Dry Ginger Ale, Canada Dry Agua Tónica, Nestlé Pura Vida, Watt’s, Watt´s Selección and Frugo. In Chile, CCU is the exclusive distributor of the Red Bull energy drink and Perrier water. Through a joint venture it also has its own brands, Sprim and a license for the Vivo and Caricia brands.

Additionally, in the Chile operating segment, in the pisco and cocktails categories, CCU owns the Mistral, Tres Erres, Campanario, Horcón Quemado, Control Valle del Encanto, Espíritu de los Andes, La Serena, Iceberg, Hard Fresh, Ruta Cocktail, Sabor Andino Sour, Sol de Cuba, brands, together with the respective line extensions, as applicable. In the rum category, the Company owns the Sierra Morena (and their extensions) and Cabo Viejo brands. In the liquor category, the Company has the Kantal, Fehrenberg and Barsol brands and is the exclusive distributor in Chile of Pernod Ricard brands in the traditional channel and exclusive distributor in Chile of Fratelli Branca brands for all channels.
Finally, in the cider category, the Company owns the Cygan and distributes the Villa
Pehuenia
brand and Sidra 1888.

On August 8th 2019 CCU announced that its subsidiary Compañía Pisquera de Chile S.A. (“CPCh”) acting through out Inversiones Internacionales SpA. and International Spirits Investments USA LLC, have communicated to LDLM Investment LLC their decision to initiate the sell of its whole participation in Americas Distilling Investment LLC (“ADI”) which amount to 40%. ADI is the owner of the Peruvian Company Bodega San Isidro S.R.L. and the Barsol brand. That sales process initiated by CPCh did not take place, because the terms and conditions described in the offers presented by the interested parties were not feasible or satisfactory.

In Argentina, CCU produces beer in its plants located in Salta, Santa Fe and Luján. Its main brands are Schneider, Imperial, Palermo, Santa Fé, Salta, Córdoba, Isenbeck, Norte and Iguana. At the same time, it is the holder of exclusive license for the production and marketing of Miller Genuine Draft, Heineken, Amstel, Sol, Warsteiner and Grolsch. CCU also imports Kunstmann and Blue Moon brands, and exports beer to different countries, mainly under the Schneider, Heineken and Imperial brands. Besides, participates in the cider business, with control of Sáenz Briones, marketing the leading market brands “Sidra Real”, “La Victoria” and “1888” in addition to the Pehuenia brand. Also participates in the spirits business, which are market under El Abuelo brand, in addition to importing pisco from Chile and has a presence in the Hard Seltzer category with its Hard Fresh brand. Its wine portfolio includethe sale and distribution of the Eugenio Bustos and La Celia brands. Since June 2019 has incorporated to its wine portfolio Colón, Graffina and Santa Silvia brands belonging to Finca La Celia (subsidiary in Argentina of the Chilean subsidiary Viña San Pedro de Tarapacá S.A. (“VSPT”)).

Between April and November 2022, CCU acquired 50% of Aguas de Origen S.A. and 49% of Aguas Danone de Argentina S.A., entering to the mineral water, flavored water and powdered juice businesses, participating with the brands Villavicencio, Villa del Sur, Ser and Brío.

In the Wine Operating Segment, CCU through its subsidiary VSPT has an extensive portfolio of wine brands produced by the eight wineries that make up the group. Among them are: Altaïr, Cabo de Hornos, Sideral, 1865, Castillo de Molina, Epica, Gato (in domestic market) and GatoNegro (in export market) from Viña San Pedro, the Reserva and Gran Reserva lines of Viña Tarapacá and its Blue and Black labels; Viña Leyda in its Reserva, Single Vineyard and Lot series; Misiones de Rengo Varietal, Reserva, Cuvée, Gran Reserva Black, Mision, and its Sparkling line; in addition to Alpaca, Reservado and Siglo de Oro Reserva de Viña Santa Helena; and in the sparkling category, Viñamar in its expressions Traditional Method, Extra Brut, Rosé, Moscato, Brut, Unique Brut, Unique Moscato, ICE and Zero Dealcoholized, and, finally, Manquehuito in the coolers category. In Argentina, the brands La Celia, Graffigna, Colón and Santa Silvia acquired in May 2019, as indicated in the paragraph of brands in Argentina.

In Uruguay, the Company participates in the mineral water business with the Nativa and Nix brands, soft drinks with the Nix brand and nectars with Watt's brand, in isotonic drinks with the FullSport brands. In addition, it sells imported beer under the Heineken, Schneider, Imperial, Escudo Silver, Kuntsmann, Miller, and Amstel. Recently the wine category, it participates with the brands with Misiones de Rengo, Eugenio Bustos and La Celia brands all imported.

In Paraguay, the Company participates in the non-alcoholic and alcoholic drinks business. Its portfolio of non-alcoholic brands consists of Pulp, Watt's, Puro Sol, La Fuente and the FullSport isotonic drinks. These brands include our own licensed and imported brands. The Company in the alcoholic drinks business is the owner of Sajonia beer brand and imports Heineken, Amstel, Paulaner, Sol, Blue Moon and Schin brands. Since January 2020, they opened a wine category with brands Misiones de Rengo and La Celia.

In Bolivia, as of May 2014, CCU participates in the non-alcoholic and alcoholic beverages business through its subsidiary Bebidas Bolivianas BBO S.A. (BBO). Within the portfolio of non-alcoholic beverages, BBO has the Mendocina, Sinalco, Real, De la Sierra and Natur-all brands. These brands include their own and licensed brands. On the other hand, the alcoholic beverages include Real, Capital, Cordillera and Uyuni brands. Aditionally, BBO markets the imported beer Kunstmann and Heineken brands.
In September 2022, the Natur-all brand was no longer commercialized.

Since November 2014 in Colombia, CCU participated in the beer business through its joint venture with Central Cervecera de Colombia S.A.S. (CCC). CCC has an exclusive licensing contract for importing, distributing, and producing Heineken beer in Colombia. In October 2015, Coors and Coors Light brands were incorporated into CCC’s brand portfolio through licensing contracts for the production and/or marketing of them. This licence was extended only until December 2019. As of December 2015, Artesanos de Cerveza’s company was acquired together with its Brand “Tres Cordilleras”. As of April and July of 2016, the Tecate and Sol brands were incorporated respectively with a licensing contract to produce and/or market them. During April 2017, the Miller and Miller Genuine Draft (MGD) brands were incorporated with a licensing contract to produce and market them. As of February 2019, the local Andina brand was launched. As of July 2019, the local production of the Tecate brand began and the launch of Natu Malta (alcohol-free product based on malt) was made. Furthermore, since October 2019, Colombia started to import and market the Kunstmann brand. Finally at the end of 2019, CCC started with the local production of Heineken beer. In October 2021, the local production of the Sol brand began.

The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)
June 2027
Adrenaline, Adrenaline Rush in Chile (9)	February 2028
Amstel in Argentina (2)	10 years renewables
Amstel in Paraguay (1)	September 2024
Amstel in Uruguay (17)	In process
Austral in Chile (4)	July 2024
Blue Moon in Chile (5)	December 2025
Blue Moon in Paraguay (17)	In process
Coors in Chile (6)	December 2025
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (7)	December 2023
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso and Carpano Bianco in Chile	December 2024
Frugo in Chile	Indefinitely
Gatorade in Chile (8)	December 2043
Grolsch in Argentina	May 2028
Heineken in Bolivia (9)	December 2024
Heineken in Chile, Argentina and Uruguay (10)	10 years renewables
Heineken in Colombia (11)	March 2028
Heineken in Paraguay (1)	May 2023
Kunstmann in Colombia (1)	July 2025
Mas in Uruguay (16)	December 2028
Miller in Argentina (11)	December 2026
Miller and Miller Genuine Draft in Colombia (14)	December 2026
Miller in Uruguay (7)	July 2026
Nestlé Pura Vida in Chile (7)	December 2027
Patagonia in Chile	Indefinitely
Paulaner in Paraguay	April 2025
Pepsi, Seven Up and Mirinda in Chile	December 2043
Polar Imperial in Chile	Indefinitely
Red Bull in Chile (12)	Indefinitely
Sol in Chile and Argentina (10)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay	January 2023
Té Lipton in Chile	December 2030
Tecate in Colombia (3)	March 2028
Warsteiner in Argentina (15)	May 2028
Watt's in Uruguay	99 years
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (13)	July 2026

(1)	Renewable for successive periods of 3 years.
(2)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(4)	Renewable for periods of two years, subject to the compliance of the contract conditions
(5)	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(6)
After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.

(7)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(8)	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(9)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(10)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(11)	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(12)	Indefinite contract, notice of termination 6 months in advance.
(13)
Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.

(14)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(15)	Prior to the expiration of the term, the parties will negotiate its renewal for another 5 years.
(16)	Renewable contract for successive periods of 10 years.
(17)	Distribution started; distribution contract under negotiation.

C)	Direct and indirect significant subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2022			As of December 31, 2021
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (***)	76,035,409-0	Chile	Chilean Pesos	-	25.0006	25.0006	25.0006
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (10)	76,248,389-0	Chile	Chilean Pesos	-	-	-	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9888
CCU Inversiones II SpA. (1) (8) (9)	76,349,531-0	Chile	US Dollar	99.9539	0.0461	100.0000	100.0000
Cervecería Szot SpA. (***) (17)	76,481,675-7	Chile	Chilean Pesos	-	25.0006	25.0006	25.0006
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	65.1854	34.8068	99.9922	99.9922
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (4)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.9533	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
La Barra S.A. (14)	77,148,606-1	Chile	Chilean Pesos	99.0000	1.0000	100.0000	100.0000
Mahina SpA. (***) (16)	77,248,551-4	Chile	Chilean Pesos	-	25.0458	25.0458	25.0458
Volcanes del Sur S.A. (13)	77,622,887-7	Chile	Chilean Pesos	-	74.9503	74.9503	-
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1080	99.9984	99.9984
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	-	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (4)	91,041,000-8	Chile	Chilean Pesos	-	84.6824	84.6824	84.4969
Manantial S.A. (19)	96,711,590-8	Chile	Chilean Pesos	-	50.5519	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	-	84.6824	84.6824	84.4969
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda. (12)	96,989,120-4	Chile	Chilean Pesos	99.8064	0.1935	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1834	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Andina de Desarrollo SACFAIMM (20)	0-E	Argentina	Argentine Pesos	-	-	-	59.1971
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	-	99.9937	99.9937	99.9937
Compañía Industrial Cervecera S.A. (3)	0-E	Argentina	Argentine Pesos	-	99.9950	99.9950	99.9950
Finca La Celia S.A. (5)	0-E	Argentina	Argentine Pesos	-	84.6824	84.6824	84.4969
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9979	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C. (3)	0-E	Argentina	Argentine Pesos	-	99.9369	99.9369	99.9369
Bebidas Bolivianas BBO S.A. (11)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	51.0000
International Spirits Investments USA LLC	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
VSPT US LLC (6)	0-E	United States	US Dollar	-	84.6824	84.6824	84.4969
VSPT Winegroup (Shanghai) Limited (21)	0-E	China	US Dollar	-	84.6824	84.6824	-
VSPT UK Ltd. (7)	0-E	United Kingdom	Sterling Pound	-	84.6824	84.6824	-
Bebidas del Paraguay S.A. (**) (18)	0-E	Paraguay	Paraguayan Guaranies	-	50.0050	50.0050	50.0050
Distribuidora del Paraguay S.A. (**) (18)	0-E	Paraguay	Paraguayan Guaranies	-	49.9590	49.9590	49.9590
Promarca Internacional Paraguay S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	-	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L. (***) (18)	0-E	Paraguay	Paraguayan Guaranies	-	49.5049	49.5049	49.5049
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Milotur S.A. (15)	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000

(*)
Listed company in Chile.
(**)	See Note 1 – General Information, letter C) , Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2022	As of December 31, 2021
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (***)	76,035,409-0	Chile	Chilean Pesos	25.0006	25.0006
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (10)	76,248,389-0	Chile	Chilean Pesos	-	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II SpA. (1) (8) (9)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Cervecería Szot SpA. (***) (17)	76,481,675-7	Chile	Chilean Pesos	25.0006	25.0006
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	99.9922	99.9922
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (4)	76,593,550-4	Chile	Chilean Pesos	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
Volcanes del Sur S.A. (13)	77,622,887-7	Chile	Chilean Pesos	74.9503	-
La Barra S.A. (14)	77,148,606-1	Chile	Chilean Pesos	100.0000	100.0000
Mahina SpA. (***) (16)	77,248,551-4	Chile	Chilean Pesos	25.0458	25.0458
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (4)	91,041,000-8	Chile	Chilean Pesos	84.6824	84.4969
Manantial S.A. (19)	96,711,590-8	Chile	Chilean Pesos	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	84.6824	84.4969
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda. (12)	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Andina de Desarrollo SACFAIMM (20)	0-E	Argentina	Argentine Pesos	-	100.0000
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A. (3)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca La Celia S.A. (5)	0-E	Argentina	Argentine Pesos	84.6824	84.4969
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C. (3)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Bebidas Bolivianas BBO S.A. (11)	0-E	Bolivia	Bolivians	51.0000	51.0000
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
VSPT US LLC (6)	0-E	United States	US Dollar	84.6824	84.4969
VSPT Winegroup (Shanghai) Limited (21)	0-E	China	US Dollar	84.6824	-
VSPT UK Ltd. (7)	0-E	United Kingdom	Sterling Pound	84.6824	-
Bebidas del Paraguay S.A. (**) (18)	0-E	Paraguay	Paraguayan Guaranies	50.0050	50.0050
Distribuidora del Paraguay S.A. (**) (18)	0-E	Paraguay	Paraguayan Guaranies	49.9590	49.9590
Promarca Internacional Paraguay S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L. (***) (18)	0-E	Paraguay	Paraguayan Guaranies	49.5049	49.5049
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Milotur S.A. (15)	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000

(*)
Listed company in Chile.
(**)	See Note 1 – General Information, letter C) , Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

The main movements in the ownership of the subsidiaries included in these consolidated financial statements are the following:

(1) CCU Inversiones II SpA.

On January 31 and April 15, 2020, the Company made capital contributions to the subsidiary CCU Inversiones II SpA. for an amount of US$ 11,500,000 (equivalent to ThCh$ 9,176,540) and US$ 16,500,000 (equivalent to ThCh$ 14,002,395) respectively.

On September 4, 2020, the Company made a capital contribution to the subsidiary CCU Inversiones II SpA. for an amount of US$ 12,200,000 (equivalent to ThCh$ 9,411,690).

On August 18, 2021 the Company made a capital contribution to subsidiary CCU Inversiones II SpA. in the amount of US$ 7,500,000 (equivalent to ThCh$ 5,922,150).

Through public deed dated September 30, 2021, the Company and CCU Inversiones S.A., as the only partners of CCU Inversiones II SpA., agreed to turn this company into a joint-stock company (SpA.).

At the Extraordinary Shareholders’ Meeting of CCU Inversiones II SpA., held on November 30, 2021, the merger of Southern Breweries S.C.S. was agreed, by its incorporation into CCU Inversiones II SpA.

Under this merger, the capital of CCU Inversiones II SpA is fully subscribed and paid-in for a total of US$ 281,834,863, divided into 219,486,075 registered shares, of the same and unique series, and without nominal value, in which CCU S.A. has a participation of 58.8429%, CCU Inversiones S.A. has a participation of 0.0489%, Inversiones Invex CCU Tres Limitada has a participation of 41.1070% and Inversiones CCU Lux S.à r.l. has a participation of 0.0012%.

As a result of the above mentioned, CCU Inversiones II SpA. is the sole shareholder of CCU Inversiones III SpA. as the latter was previously owned by Southern Breweries S.C.S.

On December 31, 2021, by resolution of the sole shareholder, the merger of CCU Inversiones III SpA. was agreed, by its incorporation into CCU Inversiones II SpA.

Under this merger, CCU Inversiones II SpA., will acquire all the assets, authorizations, permits, obligations and liabilities of CCU Iversiones III SpA., and will succeed it in all its rights and obligations. As a result of the merger, all the capital of the Absorbed Company will be incorporated into the Absorbing Company, which it will be dissolved without the need of its liquidation.
The latter did not generate effects at the CCU S.A. consolidated level.

Since the dissolution of Inversiones Invex CCU Tres Ltda. on July 1, 2022, CCU Inversiones II SpA.’s shareholders, corresponding to CCU S.A. and CCU Inversiones S.A., have a participation of 99.9511% and 0.0489%, respectively.

On December 12, 2022, the Company made a capital contribution to the subsidiary CCU Inversiones II SpA. in the amount of USD 17,000,000 (equivalent to ThCh$ 14,645,670), resulting in a participation of 99.539% for CCU S.A. and 0.0461% for CCU Inversiones S.A.
The latter did not generate effects at the CCU S.A. consolidated level.

(2)

Inversiones Invex CCU Ltda.

On September 4, 2020, the Company made a capital contribution to the subsidiary Inversiones Invex CCU Ltda. for an amount of ThCh$ 2,500,000.

On June 1, 2021, the Company agreed to the division of this subsidiary, with the establishment of a new, limited liability company called Inversiones Invex SB Limitada. For division purposes the share capital of Inversiones Invex CCU Ltda. was reduced from US$ 306,466,817 to US$ 185,322,809 (equivalent ThCH$ 221,302,753 and ThCh$ 133,823,454).

Through public deed dated August 2, 2021, the liquidation of Inversiones Invex SB Ltda. was agreed upon and materialized on July 31, 2021. In the dissolution agreement for that company its assets and liabilities were transferred to its partners, Inversiones Invex Tres CCU Ltda., CCU Inversiones S.A. and CCU S.A.
The latter did not generate effects at the CCU S.A. consolidated level.

Following the dissolution of Inversiones Invex CCU Tres Ltda. on July 1, 2022, the shareholders of Inversiones Invex CCU Ltda. reached the following participations: CCU S.A. with 65.1854% and CCU Inversiones S.A. with 34.8086%.

(3) Compañía Industrial Cervecera S.A. y Sáenz Briones y Cía. S.A.I.C.

On April 16, 2021, subsidiary Compañía Industrial Cervecera S.A., acquired 481,643 shares of the stock rights of Argentinean company Sáenz Briones y Cía. S.A.I.C., by buying two minority shareholders, consequently leaving it with a 94.2138% interest in that company.

The amount disbursed for this transaction was ThCh$ 3,540,618 (337 million Argentine pesos) and the effect on equity recognized in the Company due to this change in interest amounted to ThCh$ 2,845,888.

On July 13, 2021, subsidiary Compañía Industrial Cervecera S.A., acquired 160,548 shares of the stock rights of Argentinean company Sáenz Briones y Cía. S.A.I.C., by buying one minority shareholders. Consequently, it now has a 95.6345% interest in said company.

The amount disbursed for this transaction was ThCh$ 1,168,183 (122 million Argentine pesos) and the effect on equity recognized in the Company due to this change in interest was ThCh$ 1,086,489.

On August 9, 2021, subsidiary Compañía Industrial Cervecera S.A., acquired 481,920 shares of the stock rights of Argentinean company Sáenz Briones y Cía. S.A.I.C., by buying one minority shareholders. Consequently, it now has a 99.9419% interest in that company.

The amount disbursed for this transaction was ThCh$ 3,636,863 (390 million Argentine pesos) and the effect on equity recognized in the Company due to this change in interest was ThCh$ 3,267,148.

(4)  CCU Inversiones S.A. y Viña San Pedro Tarapacá S.A.

On September 10, 2021 and October 4, 2021, subsidiary CCU Inversiones S.A. acquired an additional 0.4485% and 1.0670% of subsidiary Viña San Pedro Tarapacá S.A. for the amount of ThCh$ 1,167,074 and ThCh$ 2,694,720, equivalent to 179,274,015 and 424,365,414 shares, which generated an equity effect of ThCh$ 245,244, reaching
a direct shareholding of 84.5159%.

On September 7, 2022, the subsidiary CCU Inversiones S.A. acquired an additional 0.1856% of the subsidiary Viña San Pedro Tarapacá S.A. for ThCh$ 438,105, equivalent to 74,000,000 shares, reaching a direct participation of 84.7015% (indirect interest of 84.6824%), which generated an effect on the Company’s equity of ThCh$ 102,625.

(5) Finca La Celia S.A. and Bodega San Juan S.A.U.

On December 21, 2020, the boards of Finca La Celia S.A. and Bodega San Juan S.A.U. approved to execute a merger process of both companies, in which Finca La Celia S.A. absorbed Bodega San Juan S.A.U. the latter being dissolved without liquidation, with effect from January 1, 2021. This process did not have a significant effect on its financial statements. In order to the merge takes place, all the formal and applicable requirements and stages established by Argentine regulations must be met, and it will must be approved in the last instance by the General Inspection of Justice of the City of Buenos Aires, Argentina. The Management estimates that this process will not generate significant effects on its Financial Statements. The last instance mentioned above as of December 31, 2022, is still in process. It is estimated that there will be no significant effects.

Graffigna Business

On June 1, 2020, the Argentine subsidiary Finca La Celia S.A. became the owner of the operation of La Consulta vineyard, located in the Eugenio Bustos district, San Carlos department in the province of Mendoza by a deed of sale and after having obtained regulatory approvals in Argentina.

The Company has determined the fair values of assets and liabilities related to this business combination, mainly for export market, as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	-
Total non-current assets	2,730,067
Total Assets	2,730,067
Total current liabilities	-
Total non-current liabilities	549,697
Total liabilities	549,697

Identificable Net Assets Acquired / Investment value	2,180,370
Bargain purchase gain on December 31, 2020 (*)	(1,677,294)
Investment value	503,076

(*) See
Note 32 - Other gain (losses).

(6)  VSPT US LLC

On August 9, 2021, the Company through its subsidiary Viña San Pedro Tarapacá S.A. established the company VSPT US LLC in the United States, the latter with a corporate purpose of marketing, sales and distribution of wine. The company capital amounts to US$ 400,000 (equivalent ThCh$ 337,876), which was paid-in on November 2, 2021.

(7) VSPT UK Ltd.

On June 1, 2022 the company VSPT UK Ltd. was incorporated in United Kingdom, whose corporate purpose is the commercialization of wines. On June 1, 2022 the capital of the company was paid in, which amounts to £ 1 (equivalent to Ch$ 1,135.30)

On November 28, 2022, a capital increase was made for an amount of £ 417,399 (equivalent to ThCh$ 431,444).

(8)  Inversiones CCU Lux S.à r.l.

On August 30, 2021 through a share transfer contract, CCU Inversiones II SpA. sold its interest in subsidiary CCU Lux S.à r.l. to the Company for ThCh$ 127,567 (US$ 163,554).

On December 16, 2021, before Luxembourg public notary, the Company, in its capacity as sole shareholder of Inversiones CCU Lux S.à r.l., owner of all its 163,554 shares with a nominal value of US$ 1.00 each,
(equivalent to ThCh$ 138,779)
, resolved the dissolution of Inversiones CCU Lux S.à r.l., in accordance with the laws of the Grand Duchy of Luxembourg. Consequently, Inversiones CCU Lux S.à r.l. was dissolved effective on December 16, 2021, automatically passing all its assets and liabilities to its sole shareholder Compañía Cervecerías Unidas S.A. The latter did not generate effects at the CCU S.A. consolidated level.

(9)  CCU Inversiones III SpA.

Through a resolution, without the form of a shareholders’ meeting, granted on December 29, 2021, CCU Inversiones II SpA., in its capacity as sole shareholder of CCU Inversiones III SpA., resolved to approve a dividend distribution of US$ 17,133,000, equivalent to ThCh $14,664,820 charged against retained earnings.

On this same date, and according to the Conventional Compensation document between CCU Inversiones III SpA. and CCU Inversiones II SpA., the parties agreed the prepayment of the current financial obligation through the dividend mentioned above.

Related to the above mentioned, CCU Inversiones II SpA. prepaid the Loan in advance for the sum of US$ 17,133,000, of which US$ 1,098,278 (equivalent to ThCh$ 940,060) corresponds to accrued interest and US$ 16,034,722 (equivalent to ThCh$ 13,724,760) corresponds to capital.

Subsequently, on December 31, 2021, by resolution of the sole shareholder, the merger of CCU Inversiones III SpA. was agreed, by its incorporation into CCU Inversiones II SpA., date on which CCU Inversiones III SpA., was dissolved. The latter did not generate effects at the CCU S.A. consolidated level.

(10) Inversiones Invex CCU Tres Ltda.

On September 4, 2020, the Company made a capital contribution to the subsidiary Inversiones Invex CCU Tres Ltda. for an amount of ThCh$ 800,000.

By public deed dated May 26, 2022, Compañía Cervecerías Unidas S.A. and CCU Inversiones S.A., as sole and current partners of Inversiones Invex CCU Tres Limitada, approved an amendment to the bylaws, which establishes a duration of Inversiones Invex CCU Tres Limitada until June 30, 2022. Consequently, the company was dissolved on July 1, 2022, date on which its assets were assigned to its partners. CCU S.A. received the assets corresponding to the investments in Inversiones Invex CCU Ltda. and CCU Inversiones II SpA. amounting to ThCh$ 136,109,435 and ThCh$ 3,481,557, respectively, and cash of ThCh$ 596,021, while CCU Inversiones S.A. received cash of ThCh$ 20. The latter did not generate effects at the CCU S.A. consolidated level.

(11) Bebidas Bolivianas BBO S.A.

On April 26 and June 13, 2022, the subsidiary CCU Inversiones II SpA. made capital contributions to Bebidas Bolivianas BBO S.A. in the amount of US$ 1,019,971 and US$ 1,019,971 (equivalent to ThCh$ 867,771 and ThCh$ 950,695) respectively. Since both partners participated in proportion to the current shareholding, the percentages of participation were maintained.

(12) Cervecera CCU Chile Ltda.

On August 16, 2022, the Company made a capital increase to the subsidiary Cervecera CCU Chile Ltda. in the amount of ThCh$ 6,750,000. As only CCU participated in this capital increase, the participation in Cervecera CCU Chile Ltda. is 99.81% for CCU and 0.19% for Millahue S.A. The latter did not generate effects at the CCU S.A. consolidated level.

(13) Volcanes del Sur S.A.

On August 24, 2022, the subsidiaries Cervecería Kunstmann S.A. and Cervecera CCU Chile Ltda. jointly acquired brands of Volcanes del Sur S.A. for ThCh$ 12,950,000. This transaction generated a direct participation in Volcanes del Sur S.A. of 50.1% for Cervecería Kunstmann S.A. and 49.9% for Cervecera CCU Chile Ltda
.

(14) La Barra S.A.

On March 20, 2020, the Company and its subsidiary Cervecera CCU Chile Ltda. incorporated the subsidiary ECOMCCU S.A. It is purpose will be marketing and sale of beverages, food products and household items. The capital of the subsidiary amounts to ThCh$ 1,500,000, divided into 1,500,000 shares. On July 22, 2020 the capital was paid.

On December 2, 2020, the first Extraordinary Shareholders' Meeting was held, in which it was agreed to change the name of the company to La Barra S.A.

At the Extraordinary Shareholders' Meeting of La Barra S.A., held on September 2, 2022, it was approved to carry out a capital increase for a total of ThCh$ 4,500,000, equivalent to 4,500,000,000 shares. The Company and the subsidiary Cervecera CCU Chile Ltda. will materialize this capital increase according to their percentage of participation (99% and 1%, respectively). The effective payment date was October 7, 2022. The latter did not generate effects at the CCU S.A. consolidated level.

(15) Milotur S.A.
On August 21, 2020, the subsidiary CCU Inversiones II SpA. made a capital contribution to Milotur S.A. for an amount of US$ 4,000,000 (equivalent to ThCh$ 3,143,360), maintaining its participation percentage.

(16) Mahina SpA.

On February 18, 2020, the subsidiary Cervecería Kunstmann S.A. (CK) acquired 50.1000% from the purchase of 501 shares from the company Mahina SpA. at a value of ThCh$ 525,000. Later on the same date, Mahina SpA. carried out a capital increase equivalent to 100 shares, of which CK subscribed 50 shares at a value of ThCh$ 50,000, which were paid on March 26, 2021. As a consequence, CK owns 551 shares equivalent to 50.0909%. Aditionally, it was incorporated into the consolidation process of CCU.

For this business combination, the fair value of assets and liabilities were determined, which are the following:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	114,510
Total non-current assets	1,035,490
Total Assets	1,150,000
Total current liabilities	-
Total non-current liabilities	-
Total liabilities	-

Net identifiable assets acquired	1,150,000
Non-controlling interests	(573,955)
Bargain purchase gain on December 31, 2020 (*)	(1,045)
Investment value	575,000

(*) See
Note 32 – Other gains (loss).

(17) Cervecería Szot SpA.

On August 28, 2020, Szot carried out a capital increase equivalent to 95,710 shares. The shareholder Cervecería Kunstmann S.A. (CK) suscribed 63,022 shares at a value of ThCh$ 176,620. Subsequently, on the same date, CK sold 15,167 to Representaciones Chile Beer Kevin Michael Szot E.I.R.L shares equivalent to ThCh$ 42,506. As a result of the aforementioned, CK ended with a total participation of 50.0005% in this subsidiary.

(18) Bebidas del Paraguay S.A., Distribuidora del Paraguay S.A. y Sajonia Brewing Company    S.R.L.

On May 12, 2020, the subsidiary Bebidas del Paraguay S.A. acquired an additional 27% of the stock rights of the Paraguayan company Sajonia Brewing Company S.R.L., which ended with a 78% stake in this company. The amount paid for this transaction increased to ThCh$ 48,257 (400 million guaranies.)

On July 1, 2020, Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. acquired the non-controlling interest of Sajonia Brewing Company S.R.L. by 21% and 1% respectively, thus reaching 100% of the participation. The amount paid for this transaccion was ThCh$
33,458
(279 million guaranies).

(19) Manantial S.A.

On April 16, 2020, the subsidiary Aguas CCU-Nestlé Chile S.A. (Aguas) made a capital contribution to the subsidiary Manantial S.A. for an amount of ThCh$ 1,500,000 resulting in Aguas with 99.0775% and Embotelladoras Chilenas Unidas S.A. with 0.9225% of the share capital.

(20) Andina de Desarrollo SACFAIMM

On October 20, 2022, the subsidiary Andina de Desarrollo SACFAIMM in Argentina was liquidated, with no material impacts on the consolidated financial statements.

(21) VSPT Winegroup (Shanghai) Limited

On December 5, 2022, VSPT Winegroup (Shanghai) Limited was incorporated in China for the purpose of commercializing wine. The committed capital of the company amounts USD 500,000 (equivalent to ThCh$ 427,930 as of December 31, 2022).

Subsidiaries with direct or indirect participation of less than 50%

These Consolidated Financial Statements incorporate as a subsidiary to Distribuidora del Paraguay S.A., a company in which we have a total participation of 49.9589%.

Bebidas del Paraguay S.A. (BdP) and Distribuidora del Paraguay S.A. (DdP) are considered to be one economic group that shares their operational and financial strategy, leaded by the same management team that seeks compliance with the strategic plan defined simultaneously for both entities. Additionally, BdP produces different brands owned by it. DdP is its sole and exclusive customer, which is responsible for the distribution and marketing of BdP’s products. The administrative and commercial integration added to its operational and financial dependence of DdP explain the reason why BdP proceeds to present this entity as a subsidiary of CCU.

Joint operations:

The joint arrangements that qualify as joint operations are as follows:

(a) Promarca S.A.

Promarca S.A. is a closed stock company whose main activity is the acquisition, development and administration of trademarks and their corresponding licensing to their operators.

On December 31, 2022, Promarca S.A. recorded a profit of ThCh$ 7,729,870 (ThCh$ 5,854,185 as of December 31, 2021 and ThCh$ 4,100,979 as of December 31, 2020) which in accordance with the Company’s policies is 100% distributable.

(b) Bebidas CCU-Pepsico SpA.
(“BCP”)

The line of business of this company is manufacture, produce, process, transform, transport, import, export, purchase, sell and in general market all types of concentrates.

On December 31, 2022, BCP recorded a profit of ThCh$ 4,781,336 (ThCh$ 2,878,066 as of December 31, 2021 and

ThCh$ 3,061,898 as of December 31, 2020) which in accordance with the Company’s policies is 100% distributable.

(c) Bebidas Carozzi CCU SpA.
(“BCCCU”)

The purpose of this company is the production, marketing and distribution of instant powder drinks in the national territory.

For the year ended on December 31, 2022, BCCCU recorded a loss of ThCh$ 292,979 (ThCh$ 562,405 for the year ended December 31,2021 and ThCh$ 2,532,525 for the year ended December 31, 2020).

The companies mentioned above, letter a) to c), meet the conditions stipulated in IFRS 11 to be considered "joint operations", since the primary assets in both entities are trademarks, the contractual arrangements establishes that the parties to the joint arrangement share all interests in the assets relating to the arrangement in a specified proportion and their income is 100% from royalties charged to the joint operators for the sale of products using these trademarks.

D)	Early termination Budweiser license

The general aspects of the transaction are described below:

a.	Description of the Transaction.

According to the Material Event reported on September 6, 2017, the CMF was informed that CCU and Compañía Cervecerías Unidas Argentina S.A. (CCU-A), entity organized under the laws of the Republic of Argentina and a subsidiary of CCU, have agreed with Anheuser-Busch InBev S.A./N.V. (ABI and together with CCU-A the "Parties"), an offer letter ("Term Sheet") which, among other matters, contemplates the early termination of license agreement in Argentina for the brand "Budweiser", signed between CCU-A and Anheuser-Busch, Incorporated (today Anheuser-Busch LLC, a subsidiary of ABI) dated March 26, 2008 (the "License Agreement").

As agreed to in the Early Termination of the License Agreement (the “Transaction”), ABI directly or its subsidiaries (hereinafter together referred to as the “ABI Group”), pays to CCU-A the amount of US$ 306,000,000.

The Transaction also includes the transfer from ABI to CCU-A of: (a) ownership of the brands Isenbeck and Diosa. This does not include the production plant owned by Cervecería Argentina S.A. Isenbeck (CASA Isenbeck) located in Zárate, province of Buenos Aires, Argentina (which will continue to operate under the ownership of ABI Group), nor the contracts with its employees and/or distributors, nor the transfer of any liabilities of CASA Isenbeck; (b) the ownership of the following registered brands in Argentina: Norte, Iguana and Báltica; and (c) the obligation of ABI to make its reasonable best efforts to cause that certain international premium beer brands are licensed to CCU-A (together with the brands identified in letter (b) above and with the brand Diosa referred to as the "Group of Brands") in Argentine territory.

In order to establish a smooth transition of the brands that are transferred by virtue of the Transaction, the Parties will enter into the following contracts (all together with the Early Termination referred to as the “Transaction”):

I.	Contract by virtue of which CCU-A will produce for the ABI Group part or all of the volume of the beer Budweiser, for a period of up to one year;
II.	Contract by virtue of which the ABI Group will produce for CCU-A part or all of the volume of the beer Isenbeck and Diosa for a period of up to one year;
III.	Contract by virtue of which the ABI Group will produce and distribute the Group of Brands, on behalf of CCU-A, for a period of maximum three years; and
IV.	Other agreements, documents and/or contracts that the Parties deem necessary for the Transaction (the “Transaction Documents”).

In summary, this agreement with ABI consists of the early termination of the license agreement of the Budweiser brand in exchange for a portfolio of brands representing similar volumes, plus different payments of up to US$ 400,000,000 before taxes, over a period of up to three years.

Status of the Transaction as of December 31, 2022

In accordance with Section III mentioned above, CCU-A will receive annual payments of up to US$ 28,000,000 equivalent to ThCh$ 17,107,440, before taxes, from ABI within a period of up to 3 years, depending on the volume and the time it takes for the transition of production and/or commercialization of the Brands to CCU-A. This will be reflected in our state of income, as this obligation is fulfilled. As of December 31, 2022, there is no longer any income for this item, for the year ended December 31, 2021 and 2020, it was recognized in other income by function USD 5,002,286, equivalent to ThCh$ 4,225,381 in 2021 and US$ 18,459,185, equivalent to ThCh$ 13,123,558 in 2020, respectively.